VIRTUS NFJ EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Preferred Stocks—4.7%
Brazil—0.6%
Itausa S.A., 5.860%	400,600	$ 638
South Korea—4.1%
LG H&H Co. Ltd., 3.410%	2,376	597
Samsung Electronics Co., Ltd., 1.930%	90,003	3,605
		4,202

Total Preferred Stocks (Identified Cost $6,168)		4,840

Common Stocks—93.2%
Argentina—0.5%
MercadoLibre, Inc.(1)	855	544
Brazil—4.5%
B3 S.A. - Brasil Bolsa Balcao	894,148	1,881
Cia de Locacao das Americas	173,707	787
Lojas Renner S.A.	137,600	594
Raia Drogasil S.A.	186,400	686
WEG S.A.	144,900	732
		4,680

Cayman Islands—1.6%
Baidu, Inc. Class A(1)	45,350	858
ZTO Express Cayman, Inc.	29,750	771
		1,629

China—45.1%
Aier Eye Hospital Group Co. Ltd. Class A(1)	107,293	717
Alibaba Group Holding Ltd.(1)	436,000	6,218
ANTA Sports Products Ltd.	64,800	796
Asymchem Laboratories Tianjin Co., Ltd. Class A	15,800	682
Bank of Ningbo Co., Ltd. Class A	149,554	800
China Merchants Bank Co., Ltd. Class A	723,033	4,558
CITIC Securities Co. Ltd. Class A	224,900	728
East Money Information Co., Ltd. Class A	542,239	2,057
ENN Energy Holdings Ltd.	118,200	1,942
ENN Natural Gas Co., Ltd. Class A	258,600	718
GoerTek, Inc. Class A	126,500	635
Hangzhou Tigermed Consulting Co. Ltd. Class A	54,416	930
Hithink RoyalFlush Information Network Co. Ltd. Class A	47,400	681
JD.com, Inc. Class A	53,554	1,725
	Shares	Value

China—continued
Jiangsu Hengli Hydraulic Co., Ltd. Class A	83,800	$ 773
Kweichow Moutai Co., Ltd. Class A	2,300	702
Li Ning Co., Ltd.	98,000	908
Longfor Group Holdings Ltd.	181,000	855
LONGi Green Energy Technology Co., Ltd. Class A	69,776	694
Luxshare Precision Industry Co., Ltd. Class A	805,930	4,068
Meituan Class B(1)	75,000	1,856
Midea Group Co., Ltd. Class A	83,000	749
NetEase, Inc.	31,400	577
Ping An Bank Co., Ltd. Class A(1)	323,371	724
Ping An Insurance Group Co. of China Ltd. Class A	113,800	794
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	14,100	660
Tencent Holdings Ltd.	148,700	6,716
Wanhua Chemical Group Co. Ltd. Class A	55,800	808
Will Semiconductor Co. Ltd. Shanghai Class A (1)	35,017	905
Wuliangye Yibin Co., Ltd. Class A	25,655	774
Wuxi Biologics Cayman, Inc.(1)	95,000	869
		46,619

Hong Kong—3.1%
AIA Group Ltd.	61,800	670
SITC International Holdings Co., Ltd.	164,000	464
Techtronic Industries Co., Ltd.	199,500	2,081
		3,215

India—9.3%
Aarti Industries Ltd.	65,372	578
Asian Paints Ltd.	19,052	650
Berger Paints India Ltd.	94,362	679
Bharti Infratel Ltd.	281,384	745
HDFC Bank Ltd.	99,957	1,706
HDFC Life Insurance Co. Ltd.	98,275	685
ICICI Lombard General Insurance Co. Ltd.	47,533	675
Indraprastha Gas Ltd.	158,999	717
Info Edge India Ltd.	15,279	727
Kotak Mahindra Bank Ltd.	31,575	664
Reliance Industries Ltd.(1)	16,470	541
Tata Steel Ltd.	52,104	572
	Shares	Value

India—continued
UltraTech Cement Ltd.	8,872	$ 630
		9,569

Indonesia—0.7%
Semen Indonesia Persero Tbk PT	1,507,000	721
Malaysia—0.7%
Inari Amertron Bhd	1,167,000	699
Netherlands—2.8%
ASM International N.V.	2,509	627
ASML Holding N.V.	2,694	1,287
Prosus N.V.(1)	14,428	945
		2,859

Poland—0.7%
Dino Polska S.A.(1)	10,060	716
Russia—0.0%
HeadHunter Group plc ADR(2)	24,864	—(3)
LUKOIL PJSC Sponsored ADR(2)	24,847	—(3)
Novatek PJSC Sponsored GDR(2)	6,630	—(3)
Polyus PJSC GDR(2)	4,887	—(3)
		—(3)

Saudi Arabia—0.6%
Saudi Arabian Oil Co.	63,042	652
Singapore—0.4%
Sea Ltd. ADR(1)	6,719	449
South Africa—2.3%
Aspen Pharmacare Holdings Ltd.	74,549	637
Naspers Ltd. Class N	11,890	1,731
		2,368

South Korea—3.6%
Coupang, Inc. Class A(1)	31,135	397
Kakao Corp.	12,222	658
LG Chem Ltd.	1,551	616
NAVER Corp.	3,304	611
POSCO Holdings, Inc.	5,010	890
Samsung Electronics Co., Ltd.	12,918	567
		3,739

Taiwan—11.6%
ASPEED Technology, Inc.	8,800	562
MediaTek, Inc.	27,000	591
Micro-Star International Co., Ltd.	89,000	340
Pegavision Corp.	47,000	661
See Notes to Schedule of Investments

VIRTUS NFJ EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value

Taiwan—continued
Realtek Semiconductor Corp.	48,200	$ 588
Taiwan Semiconductor Manufacturing Co., Ltd.	465,000	7,444
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	7,518	615
Unimicron Technology Corp.	97,000	517
Vanguard International Semiconductor Corp.	247,000	638
		11,956

Thailand—0.7%
Siam Cement PCL (The) Foreign Shares	68,400	723
United States—5.0%
Advanced Micro Devices, Inc.(1)	7,964	609
Broadcom, Inc.	1,274	619
Fabrinet(1)	7,514	609
Lam Research Corp.	2,254	961
Marvell Technology, Inc.	12,736	554
Monolithic Power Systems, Inc.	2,200	845
	Shares	Value

United States—continued
NVIDIA Corp.	6,640	$ 1,007
		5,204

Total Common Stocks (Identified Cost $112,939)		96,342

Total Long-Term Investments—97.9% (Identified Cost $119,107)		101,182

Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(4)	2,117,075	2,117
Total Short-Term Investment (Identified Cost $2,117)		2,117

TOTAL INVESTMENTS—100.0% (Identified Cost $121,224)		$103,299
Other assets and liabilities, net—0.0%		36
NET ASSETS—100.0%		$103,335
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Amount is less than $500.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	45%
Taiwan	11
India	9
South Korea	8
United States	7
Brazil	5
Hong Kong	3
Other	12
Total	100%
† % of total investments as of June 30, 2022.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$96,342	$96,342	$—(1)
Preferred Stocks	4,840	4,840	—
Money Market Mutual Fund	2,117	2,117	—
Total Investments	$103,299	$103,299	$—(1)

(1)	Amount is less than $500.
There were no securities valued using significant observable inputs (Level 2) at June 30, 2022.
Securities held by the Fund with an end of period value of $—(1) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
 Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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